CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 106,836	$ 47,676
Short term loans receivable	20,199,000	19,138,426
Interest receivable on loans	382,572	213,766
Other current assets	32,865	26,995
Total current assets	20,721,273	19,426,863
Long term loans receivable	10,705,040	4,894,050
Property and equipment, net	8,771	19,088
Security deposit	6,816	6,816
Investment in privately held company	50,000	65,000
Deferred financing costs	164,510	32,500
Total assets	31,656,410	24,444,317
Current liabilities:
Line of credit	11,821,099	7,700,000
Short term loans	1,095,620	2,469,465
Accounts payable and accrued expenses	99,643	163,622
Deferred origination fees	279,682	244,776
Dividends payable	617,443	0
Total liabilities, all current	$ 13,913,487	$ 10,577,863
Commitments and contingencies
Stockholders’ equity:
Preferred shares - $.01 par value; 5,000,000 shares authorized; no shares issued	$ 0	$ 0
Common shares - $.001 par value; 25,000,000 authorized; 7,441,039 and 6,260,689 issued; 7,264,039 and 6,083,689 outstanding	7,441	6,260
Additional paid-in capital	18,500,524	14,116,183
Treasury stock, at cost - 177,000	(369,335)	(369,335)
(Accumulated deficit) Retained earnings	(395,707)	113,346
Total stockholders’ equity	17,742,923	13,866,454
Total liabilities and stockholders’ equity	$ 31,656,410	$ 24,444,317